Other non-current liabilities (Tables)	12 Months Ended
Oct. 31, 2019
Other non-current liabilities [Abstract]
Other Non-current Liabilities
	October 31, 2019	October 31, 2018
	$m	$m
Accruals	50.4	58.0
	50.4	58.0